Derivatives recognized as hedging instruments (Details) - Cash Flow Hedges [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments Liabilities [Member]
Disclosure of financial assets [line items]
Fair value though other comprehensive income		$ 20
Derivative Instruments Assets [Member]
Disclosure of financial assets [line items]
Fair value though other comprehensive income	23,539	26,337
Derivative Fuel Price Hedges [Member] | Derivative Instruments Assets [Member]
Disclosure of financial assets [line items]
Fair value though other comprehensive income	20,549	25,540
Derivative Contracts Of Interest Rate [Member] | Derivative Instruments Liabilities [Member]
Disclosure of financial assets [line items]
Fair value though other comprehensive income		20
Derivative Contracts Of Interest Rate [Member] | Derivative Instruments Assets [Member]
Disclosure of financial assets [line items]
Fair value though other comprehensive income	$ 2,990	$ 797